Note 6 - Capital Stock (Details Narrative) - CAD	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Nov. 30, 2016
Stockholders' Equity Note [Abstract]
Capital stock, Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Capital stock, Issued	30,543,163		30,543,163		29,789,992
Capital stock, Outstanding	30,543,163		30,543,163		29,789,992
Common shares sold	371,804	562,561	593,162	755,604
Proceeds from sale of common stock	CAD 845,785	CAD 1,150,771	CAD 1,406,243	CAD 1,501,906